Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated
The following table summarizes our revenue activity:

	U.S.(1)			Outside U.S.
	2018	2017	2016	2018	2017	2016
Revenue—to unaffiliated customers:
Endocrinology:
Trulicity®	$2,515.8	$1,609.8	$737.6	$683.3	$419.9	$187.9
Humalog®	1,787.8	1,717.8	1,685.2	1,208.7	1,147.4	1,083.6
Humulin®	910.2	884.6	861.8	421.2	450.7	504.1
Forteo	757.9	965.2	770.5	817.7	783.8	729.4
Basaglar	622.8	311.1	15.8	178.5	121.0	70.3
Jardiance	400.2	290.4	144.5	258.1	157.0	57.4
Trajenta	224.2	213.2	165.9	350.5	324.7	270.7
Other Endocrinology	292.7	380.9	450.6	272.5	307.7	347.5
Total Endocrinology	7,511.6	6,373.0	4,831.9	4,190.5	3,712.2	3,250.9

Oncology:
Alimta	1,131.0	1,034.3	1,101.0	1,001.9	1,028.2	1,182.3
Erbitux	531.6	541.7	581.1	103.8	104.2	105.9
Cyramza®	291.5	278.8	270.1	529.9	479.6	344.0
Other Oncology	449.1	195.6	22.9	221.7	149.6	114.6
Total Oncology	2,403.2	2,050.4	1,975.1	1,857.3	1,761.6	1,746.8

Cardiovascular:
Cialis	1,129.2	1,358.6	1,469.5	722.7	964.5	1,002.1
Effient	68.1	340.1	465.6	54.1	48.8	69.6
Other Cardiovascular	158.4	24.0	56.3	121.8	135.2	162.3
Total Cardiovascular	1,355.7	1,722.7	1,991.4	898.6	1,148.5	1,234.0

Neuroscience:
Strattera®	89.7	284.9	534.9	361.1	333.3	319.8
Cymbalta(2)	54.3	114.9	269.3	653.7	642.2	661.2
Zyprexa®	36.2	75.5	69.8	435.1	505.7	655.5
Other Neuroscience	97.2	115.7	115.9	93.4	98.9	93.9
Total Neuroscience	277.4	591.0	989.9	1,543.3	1,580.1	1,730.4

Immunology:
Taltz®	738.7	486.0	110.8	198.7	73.2	2.3
Other Immunology	6.7	—	—	195.9	45.8	—
Total Immunology	745.4	486.0	110.8	394.6	119.0	2.3

Other	98.5	191.3	247.9	217.0	238.0	201.3
Revenue	$12,391.9	$11,414.4	$10,147.0	$9,101.4	$8,559.4	$8,165.8

Numbers may not add due to rounding.
(1) U.S. revenue includes revenue in Puerto Rico.
(2) Cymbalta revenues benefited from reductions to the reserve for expected product returns of approximately $175 million during the year ended December 31, 2016.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

	2018	2017	2016
Geographic Information
Revenue—to unaffiliated customers(1):
United States	$12,391.9	$11,414.4	$10,147.0
Europe	3,663.1	3,390.6	3,214.4
Japan	2,407.4	2,339.5	2,253.0
Other foreign countries	3,030.9	2,829.3	2,698.3
Revenue	$21,493.3	$19,973.8	$18,312.8

Long-lived assets(2):
United States	$4,344.0	$4,408.7	$4,520.8
Europe	2,413.5	2,246.4	1,864.8
Japan	180.2	153.4	91.0
Other foreign countries	1,608.5	1,672.5	1,690.4
Long-lived assets	$8,546.2	$8,481.0	$8,167.0

Numbers may not add due to rounding.
(1) Revenue is attributed to the countries based on the location of the customer.
(2) Long-lived assets consist of property and equipment, net, and certain sundry assets.